Fees and Expenses	Jan. 01, 2026
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Ceredex Large-Cap Value Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Ceredex Large-Cap Value Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.31%	0.35%	0.41%	0.19%
Expenses (as a percentage of Assets)		1.25%	2.04%	1.10%	0.88%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.32%)	(0.21%)	(0.16%)
Net Expenses (as a percentage of Assets)	[1]	1.24%	1.72%	0.89%	0.72%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.72% for Class C Shares, 0.89% for Class I Shares and 0.72% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Ceredex Large-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 669	$ 275	$ 91	$ 74
Expense Example, with Redemption, 3 Years	923	598	322	259
Expense Example, with Redemption, 5 Years	1,197	1,058	579	467
Expense Example, with Redemption, 10 Years	$ 1,976	$ 2,334	$ 1,315	$ 1,065

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Ceredex Large-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 669	$ 175	$ 91	$ 74
Expense Example, No Redemption, 3 Years	923	598	322	259
Expense Example, No Redemption, 5 Years	1,197	1,058	579	467
Expense Example, No Redemption, 10 Years	$ 1,976	$ 2,334	$ 1,315	$ 1,065

Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Ceredex Mid-Cap Value Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Ceredex Mid-Cap Value Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.34%	0.30%	0.31%	0.18%
Expenses (as a percentage of Assets)		1.29%	2.00%	1.01%	0.88%
Fee Waiver or Reimbursement	[1]	0.00%	(0.24%)	(0.02%)	(0.09%)
Net Expenses (as a percentage of Assets)	[1]	1.29%	1.76%	0.99%	0.79%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.76% for Class C Shares, 0.99% for Class I Shares and 0.79% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Ceredex Mid-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 674	$ 279	$ 101	$ 81
Expense Example, with Redemption, 3 Years	936	596	319	269
Expense Example, with Redemption, 5 Years	1,219	1,048	555	476
Expense Example, with Redemption, 10 Years	$ 2,021	$ 2,301	$ 1,233	$ 1,073

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Ceredex Mid-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 674	$ 179	$ 101	$ 81
Expense Example, No Redemption, 3 Years	936	596	319	269
Expense Example, No Redemption, 5 Years	1,219	1,048	555	476
Expense Example, No Redemption, 10 Years	$ 2,021	$ 2,301	$ 1,233	$ 1,073

Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Ceredex Small-Cap Value Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Ceredex Small-Cap Value Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.44%	0.39%	0.44%	0.26%
Expenses (as a percentage of Assets)		1.44%	2.14%	1.19%	1.01%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.33%)	(0.37%)	(0.24%)
Net Expenses (as a percentage of Assets)	[1]	1.41%	1.81%	0.82%	0.77%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.41% for Class A Shares, 1.81% for Class C Shares, 0.82% for Class I Shares and 0.77% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Ceredex Small-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 686	$ 284	$ 84	$ 79
Expense Example, with Redemption, 3 Years	977	627	328	289
Expense Example, with Redemption, 5 Years	1,290	1,108	605	526
Expense Example, with Redemption, 10 Years	$ 2,176	$ 2,437	$ 1,398	$ 1,207

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Ceredex Small-Cap Value Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 686	$ 184	$ 84	$ 79
Expense Example, No Redemption, 3 Years	977	627	328	289
Expense Example, No Redemption, 5 Years	1,290	1,108	605	526
Expense Example, No Redemption, 10 Years	$ 2,176	$ 2,437	$ 1,398	$ 1,207

Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Silvant Large-Cap Growth Stock Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Silvant Large-Cap Growth Stock Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.30%	0.36%	0.22%
Expenses (as a percentage of Assets)		1.00%	0.81%	0.67%
Fee Waiver or Reimbursement	[1]	0.00%	(0.14%)	(0.05%)
Net Expenses (as a percentage of Assets)	[1]	1.00%	0.67%	0.62%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class I Shares and 0.62% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Silvant Large-Cap Growth Stock Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 646	$ 68	$ 63
Expense Example, with Redemption, 3 Years	851	239	208
Expense Example, with Redemption, 5 Years	1,072	431	367
Expense Example, with Redemption, 10 Years	$ 1,707	$ 984	$ 829

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Silvant Large-Cap Growth Stock Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 646	$ 68	$ 63
Expense Example, No Redemption, 3 Years	851	239	208
Expense Example, No Redemption, 5 Years	1,072	431	367
Expense Example, No Redemption, 10 Years	$ 1,707	$ 984	$ 829